Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2019	Aug. 28, 2019	Jun. 30, 2019	Jun. 27, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Apr. 25, 2017	Dec. 16, 2016	Nov. 09, 2015	Aug. 19, 2015	Oct. 13, 2014
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,744,859,000				$ 1,768,510,000		$ 898,720,000
Secured vessels loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000											$ 192,000,000.0
Facility size	43,447,000				79,762,000
Other borrowings (Note 16)	$ 43,447,000				79,762,000
Secured vessels loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 42,859,000				78,746,000
Secured vessels revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000											$ 148,000,000.0
Facility size	133,962,000				147,559,000
Other borrowings (Note 16)	$ 0				105,000,000
Secured vessels revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				105,000,000
Secured vessels revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000										$ 750,000,000.0
Facility size	322,340,000				395,289,000
Other borrowings (Note 16)	$ 130,000,000				165,000,000
Secured vessels revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%										195.00%
Secured vessels revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 128,205,000				162,002,000
Secured vessels revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000.0								$ 409,500,000.0
Facility size	212,459,000				316,060,000
Other borrowings (Note 16)	$ 90,000,000				150,000,000
Secured vessels revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 88,328,000				147,541,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	$ 76,000,000					$ 76,000,000.0
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	$ 67,500,000.0					$ 67,500,000.0
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	$ 27,100,000.0							$ 27,100,000.0
Margin rate								1.95%
Facility size	26,007,000				26,459,000
Other borrowings (Note 16)	$ 26,007,000				26,459,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 25,389,000				24,711,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000.0							$ 81,400,000.0
Margin rate								1.50%
Facility size	64,452,000				71,236,000
Other borrowings (Note 16)	$ 64,452,000				71,236,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 62,970,000				70,507,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	69,400,000.0
Facility size	63,635,000				68,263,000
Other borrowings (Note 16)	$ 63,635,000				68,263,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 63,635,000				68,263,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	104,200,000.0
Facility size	93,283,000				101,961,000
Other borrowings (Note 16)	$ 93,283,000				101,961,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 92,035,000				100,490,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	89,700,000.0
Facility size	0				85,295,000
Other borrowings (Note 16)	$ 0				85,295,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				85,295,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	221,400,000.0
Facility size	0				210,459,000
Other borrowings (Note 16)	$ 0				210,459,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.70%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				210,459,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	126,800,000.0
Facility size	0				120,553,000
Other borrowings (Note 16)	$ 0				120,553,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.60%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				120,553,000
Secured vessels loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	195,700,000.0
Facility size	0				188,481,000
Other borrowings (Note 16)	$ 0				188,481,000
Secured vessels loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.75%
Secured vessels loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				188,481,000
Secured vessels revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000.0
Facility size	174,344,000				200,000,000
Other borrowings (Note 16)	$ 100,000,000				200,000,000
Secured vessels revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels revolving loan due 2025 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 98,445,000				197,955,000
Secured Loan Due 2021 With Margin Rate At 2.1%
Disclosure of detailed information about borrowings [line items]
Face amount	100,000,000.0			$ 100,000,000
Facility size	100,000,000				0
Other borrowings (Note 16)	$ 70,000,000				0
Secured Loan Due 2021 With Margin Rate At 2.1% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.10%		2.10%
Secured Loan Due 2021 With Margin Rate At 2.1% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 69,043,000				0
Senior secured Loan Due 2026 With Margin Rate At 1.95%
Disclosure of detailed information about borrowings [line items]
Face amount	700,000,000.0	$ 700,000,000.0
Facility size	700,000,000				0
Other borrowings (Note 16)	$ 560,000,000				0
Senior secured Loan Due 2026 With Margin Rate At 1.95% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Senior secured Loan Due 2026 With Margin Rate At 1.95% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 552,542,000				0
Unsecured bank facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000									$ 60,000,000.0
Margin rate										2.25%
Facility size	60,000,000				60,000,000
Other borrowings (Note 16)	$ 0				0
Unsecured bank facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Unsecured bank facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				0
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,993,929,000				2,071,375,000
Other borrowings (Note 16)	1,240,824,000				1,572,467,000
Borrowings Excluding Non-Bank Loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,223,451,000				$ 1,560,002,000